Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Automotive Portfolio
November 30, 2025
AUT-NPRT3-0126
1.810666.121
Common Stocks - 94.5%
	Shares	Value ($)
CANADA - 1.0%
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
Linamar Corp	6,500	368,664
Industrials - 0.5%
Commercial Services & Supplies - 0.5%
RB Global Inc (United States)	3,724	365,697
TOTAL CANADA		734,361
CHINA - 4.6%
Consumer Discretionary - 4.6%
Automobiles - 4.6%
Li Auto Inc ADR (a)(b)	63,379	1,165,540
NIO Inc Class A ADR (a)	136,444	750,442
XPeng Inc ADR (a)(b)	67,986	1,484,134

TOTAL CHINA		3,400,116
ITALY - 4.0%
Consumer Discretionary - 4.0%
Automobile Components - 0.4%
Pirelli & C SpA (c)(d)	43,100	299,566
Automobiles - 3.6%
Ferrari NV (b)	6,716	2,632,001
TOTAL ITALY		2,931,567
JAPAN - 14.2%
Consumer Discretionary - 14.2%
Automobiles - 14.2%
Honda Motor Co Ltd ADR (b)	52,427	1,585,917
Toyota Motor Corp ADR (b)	43,944	8,870,975

TOTAL JAPAN		10,456,892
KOREA (SOUTH) - 0.8%
Consumer Discretionary - 0.8%
Automobiles - 0.8%
Hyundai Motor Co	1,600	285,555
Kia Corp	3,650	284,200

TOTAL KOREA (SOUTH)		569,755
SWITZERLAND - 4.0%
Consumer Discretionary - 1.1%
Automobile Components - 1.1%
Garrett Motion Inc	51,680	854,270
Information Technology - 2.9%
Electronic Equipment, Instruments & Components - 2.9%
TE Connectivity PLC	9,377	2,120,609
TOTAL SWITZERLAND		2,974,879
UNITED STATES - 65.9%
Consumer Discretionary - 60.8%
Automobile Components - 8.7%
Adient PLC (a)	7,308	142,214
American Axle & Manufacturing Holdings Inc (a)(b)	372,664	2,448,402
BorgWarner Inc	35,652	1,535,175
Dana Inc (b)	88,021	1,972,551
Phinia Inc	5,582	301,930
		6,400,272
Automobiles - 28.4%
Ford Motor Co	274,512	3,645,519
General Motors Co	119,043	8,752,041
Stellantis NV (b)	148,910	1,587,381
Tesla Inc (a)	16,086	6,919,715
		20,904,656
Distributors - 0.5%
LKQ Corp	13,041	387,187
Specialty Retail - 23.2%
AutoZone Inc (a)	918	3,630,075
Carvana Co Class A (a)	9,719	3,639,766
Lithia Motors Inc Class A	426	135,826
O'Reilly Automotive Inc (a)	95,029	9,664,449
		17,070,116
TOTAL CONSUMER DISCRETIONARY		44,762,231

Industrials - 5.1%
Commercial Services & Supplies - 5.1%
ACV Auctions Inc Class A (a)	7,641	59,982
Copart Inc (a)	42,204	1,645,112
OPENLANE Inc (a)	80,846	2,056,722
		3,761,816
TOTAL UNITED STATES		48,524,047
TOTAL COMMON STOCKS (Cost $38,921,253)		69,591,617

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (a)(e)(f) (Cost $77,048)	3,700	12,136

Money Market Funds - 22.9%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (g)(h) (Cost $16,861,739)	4.02	16,860,053	16,861,739

TOTAL INVESTMENT IN SECURITIES - 117.4% (Cost $55,860,040)	86,465,492
NET OTHER ASSETS (LIABILITIES) - (17.4)%	(12,810,291)
NET ASSETS - 100.0%	73,655,201

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $299,566 or 0.4% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $299,566 or 0.4% of net assets.

(e)	Level 3 security.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,136 or 0.0% of net assets.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

At period end, the value of non-cash collateral for securities on loan amounted to $296,827.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cellink Corp Series D	1/20/2022	77,048

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	88,250	9,870,382	9,958,632	7,725	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	4,395,310	110,913,376	98,447,176	53,839	229	-	16,861,739	16,860,053	0.1%
Total	4,483,560	120,783,758	108,405,808	61,564	229	-	16,861,739

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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